Income taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Line Items]
Disclosure Of Income Tax Explanatory

Note 8 Income taxes

	For the year ended
USD million	31.12.18	31.12.17	31.12.16

Tax expense / (benefit)
Swiss
Current	469	455	465
Deferred	2,377	107	614
Non-Swiss
Current	575	435	356
Deferred	(1,953)	3,308	(658)
Total income tax expense / (benefit) recognized in the income statement	1,468	4,305	777

Income tax recognized in the income statement

An income tax expense of USD 1,468 million was recognized for the Group in 2018, which included a net Swiss tax expense of USD 2,846 million and a net non-Swiss tax benefit of USD 1,378 million.

The Swiss tax expense included a deferred tax expense of USD 2,377 million, which reflected a net decrease in deferred tax assets (DTA) previously recognized in relation to tax losses carried forward and deductible temporary differences of USD 760 million following their offset against profits for the year and the write-off of a Swiss temporary difference DTA of USD 1,617 million relating to UBS AG’s investment in our US intermediate holding company (US IHC), UBS Americas Holding LLC. The write-off occurred because the deductible temporary difference between the tax and accounting values in respect of UBS AG’s investment in the US IHC is no longer expected to reverse in the foreseeable future, reflecting the expected repatriation of a significant portion of future US earnings. In addition, it included a current tax expense of USD 469 million related to taxable profits earned by Swiss subsidiaries against which no losses were available to offset.

The non-Swiss tax expense included a deferred tax benefit of USD 1,953 million. This primarily reflected a net increase in US DTAs of USD 2,052 million following the review of the approach to the remeasurement of those DTAs. It also included other net deferred tax expenses of USD 99 million and a current tax expense of USD 575 million related to taxable profits earned by non-Swiss subsidiaries and branches against which no losses were available to offset.

UBS considers the performance of its businesses and the accuracy of historical forecasts and other factors in evaluating the recoverability of its DTAs, including the length of time remaining until expiration for tax loss carry-forwards and its assessment of expected future taxable profits. Estimating future profitability is inherently subjective and is particularly sensitive to future economic, market and other conditions, which are difficult to predict.

	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Operating profit / (loss) before tax	5,991	5,351	4,209
of which: Swiss	1,843	2,093	2,674
of which: non-Swiss	4,148	3,258	1,535
Income taxes at Swiss tax rate of 21%	1,258	1,124	884
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	55	217	73
Tax effects of losses not recognized	223	173	182
Previously unrecognized tax losses now utilized	(25)	(368)	(38)
Non-taxable and lower taxed income	(430)	(309)	(347)
Non-deductible expenses and additional taxable income	905	606	933
Adjustments related to prior years – current tax	114	(13)	22
Adjustments related to prior years – deferred tax	26	4	2
Change in deferred tax recognition	(795)	(165)	(969)
Adjustments to deferred tax balances arising from changes in tax rates	0	2,897	19
Other items	137	139	17
Income tax expense / (benefit)	1,468	4,305	777

The tax expense of USD 1,468 million for 2018 was lower than the tax expense of USD 4,305 million in 2017. This was mainly because 2017 included a large net deferred tax expense of USD 3,415 million, which was primarily the result of a net write-down of DTAs related to the US federal corporate tax rate reduction included in the Tax Cuts and Jobs Act enacted in the fourth quarter of 2017.

The components of operating profit before tax, and the differences between income tax expense reflected in the financial statements and the amounts calculated at the Swiss tax rate, are provided in the table on the previous page and explained below.

Non-Swiss tax rates differing from Swiss tax rate

To the extent that Group profits or losses arise outside Switzerland, the applicable local tax rate may differ from the Swiss tax rate. This item reflects, for such profits or losses, an adjustment from the tax expense / benefit that would arise at the Swiss tax rate and the tax expense / benefit that would arise at the applicable local tax rate. If an entity generates a profit, a tax expense arises where the local tax rate is in excess of the Swiss tax rate and a tax benefit arises where the local tax rate is below the Swiss tax rate. Conversely, if an entity incurs a loss, a tax benefit arises where the local tax rate is in excess of the Swiss tax rate and a tax expense arises where the local tax rate is less than the Swiss tax rate.

Tax effects of losses not recognized

This item relates to tax losses of entities arising in the year that are not recognized as DTAs. Consequently, no tax benefit arises in relation to those losses. Therefore, the tax benefit calculated by applying the local tax rate to those losses as described above is reversed.

Previously unrecognized tax losses now utilized

This item relates to taxable profits of the year that are offset by tax losses of previous years for which no DTAs were previously recorded. Consequently, no current tax or deferred tax expense arises in relation to those taxable profits. Therefore, the tax expense calculated by applying the local rate on those profits is reversed.

Non-taxable and lower taxed income

This item relates to tax deductions for the year in respect of permanent differences. These include deductions in respect of profits that are either not taxable or are taxable at a lower rate of tax than the local tax rate. They also include deductions made for tax purposes, which are not reflected in the accounts.

Non-deductible expenses and additional taxable income

This item relates to additional taxable income for the year in respect of permanent differences. These include income that is recognized for tax purposes by an entity, but is not included in its profit that is reported in the financial statements. In addition, they include expenses for the year that are non-deductible. For example, the costs of entertaining clients are not deductible in certain locations.

Adjustments related to prior years – current tax

This item relates to adjustments to current tax expense for prior years, e.g., if the tax payable for a year is agreed with the tax authorities in an amount that differs from the amount previously reflected in the financial statements.

Adjustments related to prior years – deferred tax

This item relates to adjustments to deferred tax positions recognized in prior years, e.g., if a tax loss for a year is fully recognized and the amount of the tax loss agreed with the tax authorities is expected to differ from the amount previously recognized as DTAs in the accounts.

Change in deferred tax recognition

This item relates to changes in DTAs, including those previously recognized resulting from reassessments of expected future taxable profits. It also includes changes in temporary differences in the year, for which deferred tax is not recognized. The net benefit in the year mainly relates to the upward revaluation of US DTAs, partly offset by the write-off of the Swiss temporary difference DTA relating to UBS AG’s investment in the US intermediate holding company.

Adjustments to deferred tax balances arising from changes in tax rates

This item relates to remeasurements of DTAs and liabilities recognized due to changes in tax rates. These have the effect of changing the future tax saving that is expected from tax losses or deductible tax differences and therefore the amount of DTAs recognized or, alternatively, changing the tax cost of additional taxable income from taxable temporary differences and therefore the deferred tax liability.

Other items

Other items include other differences between profits or losses at the local tax rate and the actual local tax expense or benefit, including increases in provisions for uncertain positions in relation to the current year and other items.

Income tax recognized directly in equity

Certain tax expenses and benefits were recognized directly in equity during the year. These included the following items:

  a net tax benefit of USD 345 million recognized in other comprehensive income (OCI) (2017: net benefit of USD 164 million), which included a tax benefit of USD 67 million related to cash flow hedges (2017: benefit of USD 163 million), a tax benefit of USD 12 million related to financial assets recognized at fair value through OCI (2017: expense of USD 6 million), a tax expense of USD 2 million related to foreign currency translation gains and losses (2017: expense of USD 2 million), a tax benefit of USD 276 million related to defined benefit pension plans (2017: benefit of USD 11 million) and a tax expense of USD 8 million related to own credit (2017: expense of USD 2 million);
  a tax benefit of USD 4 million recognized in share premium (2017: benefit of USD 21 million).

Deferred tax assets and liabilities

The Group has gross DTAs, valuation allowances and recognized DTAs related to tax loss carry-forwards and deductible temporary differences and also deferred tax liabilities in respect of taxable temporary differences as shown in the table below. The valuation allowances reflect DTAs that were not recognized because it was not considered probable that future taxable profits will be available to utilize the related tax loss carry-forwards and deductible temporary differences.

Of the recognized DTAs as of 31 December 2018, USD 9.5 billion related to the US, USD 0.3 billion related to Switzerland and USD 0.3 billion related to other locations (as of 31 December 2017, USD 7.2 billion related to the US, USD 2.5 billion related to Switzerland and USD 0.4 billion related to other locations).

As of 31 December 2018, the Group has recognized DTAs of USD 53 million (31 December 2017: USD 1,263 million) in respect of entities that incurred losses in either the current or preceding year. The recognition of these DTAs is supported by projections of future taxable profits for these entities.

USD million		31.12.18			31.12.17
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	15,088	(8,989)	6,099	17,372	(11,480)	5,892
Temporary differences	4,571	(565)	4,006	5,165	(1,001)	4,164
of which: related to real estate costs capitalized for US tax purposes	2,159	(25)	2,134	0	0	0
of which: related to compensation and benefits	1,150	(192)	959	1,165	(228)	937
of which: related to trading assets	390	(50)	339	485	(60)	425
of which: related to investments in subsidiaries and goodwill	202	0	202	2,392	0	2,392
of which: other	670	(298)	372	1,123	(713)	410
Total deferred tax assets	19,659	(9,554)	10,105	22,537	(12,481)	10,056

Deferred tax liabilities
Goodwill and intangible assets			26			19
Other			62			35
Total deferred tax liabilities			88			54
1 Less deferred tax liabilities as applicable.

As of 31 December 2018, tax loss carry-forwards totaling USD 38,428 million (31 December 2017: USD 47,427 million) that are not recognized as DTAs were available to be offset against future taxable profits. These tax losses expire as outlined in the table below.

Unrecognized tax loss carry-forwards
USD million	31.12.18	31.12.17
Within 1 year	0	171
From 2 to 5 years	464	106
From 6 to 10 years	16,297	3,267
From 11 to 20 years	4,457	26,688
No expiry	17,210	17,195
Total	38,428	47,427

As of 31 December 2018, USD 20.0 billion of the unrecognized tax losses carried forward related to the US, USD 14.2 billion related to the UK and USD 4.2 billion related to other locations (at 31 December 2017, USD 28.6 billion related to the US, USD 14.3 billion related to the UK and USD 4.5 billion related to other locations).

In general, Swiss tax losses can be carried forward for seven years, US federal tax losses incurred prior to 31 December 2017 for 20 years and US federal tax losses incurred after 31 December 2017 and also UK tax losses for an unlimited period. The amounts of US tax loss carry-forwards that are included in the above table are based on their amount for federal tax purposes rather than for state and local tax purposes.

Deferred tax liabilities are recognized in respect of investments in subsidiaries, branches and associates and interests in joint arrangements, except to the extent that the Group can control the timing of the reversal of the associated taxable temporary difference and it is probable that it will not reverse in the foreseeable future. However, as of 31 December 2018, this exception was not considered to apply to any taxable temporary differences.

UBS AG
Income Taxes [Line Items]
Disclosure Of Income Tax Explanatory

Note 8 Income taxes

	For the year ended
USD million	31.12.18	31.12.17	31.12.16

Tax expense / (benefit)
Swiss
Current	434	408	431
Deferred	2,326	91	624
Non-Swiss
Current	537	435	356
Deferred	(1,952)	3,308	(658)
Total income tax expense / (benefit) recognized in the income statement	1,345	4,242	753

Income tax recognized in the income statement

An income tax expense of USD 1,345 million was recognized for UBS AG in 2018, which included a net Swiss tax expense of USD 2,760 million and a net non-Swiss tax benefit of USD 1,415 million.

The Swiss tax expense included a deferred tax expense of USD 2,326 million, which reflected a net decrease in deferred tax assets (DTA) previously recognized in relation to tax losses carried forward and deductible temporary differences of USD 709 million following their offset against profits for the year and the write-off of a Swiss temporary difference DTA of USD 1,617 million relating to UBS AG’s investment in our US intermediate holding company (US IHC), UBS Americas Holding LLC. The write-off occurred because the deductible temporary difference between the tax and accounting values in respect of UBS AG’s investment in the US IHC is no longer expected to reverse in the foreseeable future, reflecting the expected repatriation of a significant portion of future US earnings. In addition, it included a current tax expense of USD 434 million related to taxable profits earned by Swiss subsidiaries against which no losses were available to offset.

The non-Swiss tax expense included a deferred tax benefit of USD 1,952 million. This primarily reflected a net increase in US DTAs of USD 2,052 million following the review of the approach to the remeasurement of those DTAs. It also included other net deferred tax expenses of USD 100 million and a current tax expense of USD 537 million related to taxable profits earned by non-Swiss subsidiaries and branches against which no losses were available to offset.

UBS AG considers the performance of its businesses and the accuracy of historical forecasts and other factors in evaluating the recoverability of its DTAs, including the length of time remaining until expiration for tax loss carry-forwards and its assessment of expected future taxable profits. Estimating future profitability is inherently subjective and is particularly sensitive to future economic, market and other conditions, which are difficult to predict.

	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Operating profit / (loss) before tax	5,458	5,076	4,188
of which: Swiss	1,427	1,911	2,614
of which: non-Swiss	4,031	3,165	1,574
Income taxes at Swiss tax rate of 21%	1,146	1,066	879
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	68	230	70
Tax effects of losses not recognized	222	173	182
Previously unrecognized tax losses now utilized	(25)	(368)	(38)
Non-taxable and lower taxed income	(419)	(306)	(337)
Non-deductible expenses and additional taxable income	883	588	898
Adjustments related to prior years – current tax	114	(14)	22
Adjustments related to prior years – deferred tax	27	6	2
Change in deferred tax recognition	(802)	(165)	(961)
Adjustments to deferred tax balances arising from changes in tax rates	0	2,897	19
Other items	130	135	16
Income tax expense / (benefit)	1,345	4,242	753

The tax expense of USD 1,345 million for 2018 was lower than the tax expense of USD 4,242 million in 2017. This was mainly because 2017 included a large net deferred tax expense of USD 3,399 million, which was primarily the result of a net write-down of DTAs related to the US federal corporate tax rate reduction included in the Tax Cuts and Jobs Act enacted in the fourth quarter of 2017.

The components of operating profit before tax, and the differences between income tax expense reflected in the financial statements and the amounts calculated at the Swiss tax rate, are provided in the table on the previous page and explained below.

Non-Swiss tax rates differing from Swiss tax rate

To the extent that UBS AG profits or losses arise outside Switzerland, the applicable local tax rate may differ from the Swiss tax rate. This item reflects, for such profits or losses, an adjustment from the tax expense / benefit that would arise at the Swiss tax rate and the tax expense / benefit that would arise at the applicable local tax rate. If an entity generates a profit, a tax expense arises where the local tax rate is in excess of the Swiss tax rate and a tax benefit arises where the local tax rate is below the Swiss tax rate. Conversely, if an entity incurs a loss, a tax benefit arises where the local tax rate is in excess of the Swiss tax rate and a tax expense arises where the local tax rate is less than the Swiss tax rate.

Tax effects of losses not recognized

This item relates to tax losses of entities arising in the year that are not recognized as DTAs. Consequently, no tax benefit arises in relation to those losses. Therefore, the tax benefit calculated by applying the local tax rate to those losses as described above is reversed.

Previously unrecognized tax losses now utilized

This item relates to taxable profits of the year that are offset by tax losses of previous years for which no DTAs were previously recorded. Consequently, no current tax or deferred tax expense arises in relation to those taxable profits. Therefore, the tax expense calculated by applying the local rate on those profits is reversed.

Non-taxable and lower taxed income

This item relates to tax deductions for the year in respect of permanent differences. These include deductions in respect of profits that are either not taxable or are taxable at a lower rate of tax than the local tax rate. They also include deductions made for tax purposes, which are not reflected in the accounts.

Non-deductible expenses and additional taxable income

This item relates to additional taxable income for the year in respect of permanent differences. These include income that is recognized for tax purposes by an entity, but is not included in its profit that is reported in the financial statements. In addition, they include expenses for the year that are non-deductible. For example, the costs of entertaining clients are not deductible in certain locations.

Adjustments related to prior years – current tax

This item relates to adjustments to current tax expense for prior years, e.g. if the tax payable for a year is agreed with the tax authorities in an amount that differs from the amount previously reflected in the financial statements.

Adjustments related to prior years – deferred tax

This item relates to adjustments to deferred tax positions recognized in prior years, e.g., if a tax loss for a year is fully recognized and the amount of the tax loss agreed with the tax authorities is expected to differ from the amount previously recognized as DTAs in the accounts.

Change in deferred tax recognition

This item relates to changes in DTAs, including those previously recognized resulting from reassessments of expected future taxable profits. It also includes changes in temporary differences in the year, for which deferred tax is not recognized. The net benefit in the year mainly relates to the upward revaluation of US DTAs, partly offset by the write-off of the Swiss temporary difference DTA relating to UBS AG’s investment in the US intermediate holding company.

Adjustments to deferred tax balances arising from changes in tax rates

This item relates to remeasurements of DTAs and liabilities recognized due to changes in tax rates. These have the effect of changing the future tax saving that is expected from tax losses or deductible tax differences and therefore the amount of DTAs recognized or, alternatively, changing the tax cost of additional taxable income from taxable temporary differences and therefore the deferred tax liability.

Other items

Other items include other differences between profits or losses at the local tax rate and the actual local tax expense or benefit, including increases in provisions for uncertain positions in relation to the current year and other items.

Income tax recognized directly in equity

Certain tax expenses and benefits were recognized directly in equity during the year. These included the following items:

  a net tax benefit of USD 314 million recognized in other comprehensive income (OCI) (2017: net benefit of USD 159 million), which included a tax benefit of USD 67 million related to cash flow hedges (2017: benefit of USD 163 million), a tax benefit of USD 12 million related to financial assets recognized at fair value through OCI (2017: expense of USD 6 million), a tax expense of USD 2 million related to foreign currency translation gains and losses (2017: expense of USD 2 million), a tax benefit of USD 245 million related to defined benefit pension plans (2017: benefit of USD 6 million) and a tax expense of USD 8 million related to own credit (2017: expense of USD 2 million);
  a tax expense of USD 5 million recognized in share premium (2017: benefit of USD 16 million).

Deferred tax assets and liabilities

UBS AG has gross DTAs, valuation allowances and recognized DTAs related to tax loss carry-forwards and deductible temporary differences and also deferred tax liabilities in respect of taxable temporary differences as shown in the table below. The valuation allowances reflect DTAs that were not recognized because it was not considered probable that future taxable profits will be available to utilize the related tax loss carry-forwards and deductible temporary differences.

Of the recognized DTAs as of 31 December 2018, USD 9.5 billion related to the US, USD 0.3 billion related to Switzerland and USD 0.3 billion related to other locations (as of 31 December 2017, USD 7.2 billion related to the US, USD 2.5 billion related to Switzerland and USD 0.3 billion related to other locations).

As of 31 December 2018, UBS AG has recognized DTAs of USD 53 million (31 December 2017: USD 1,216 million) in respect of entities that incurred losses in either the current or preceding year. The recognition of these DTAs is supported by projections of future taxable profits for these entities.

USD million		31.12.18			31.12.17
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	15,088	(8,989)	6,099	17,372	(11,480)	5,892
Temporary differences	4,526	(559)	3,967	5,102	(1,001)	4,101
of which: related to real estate costs capitalized for US tax purposes	2,159	(25)	2,134	0	0	0
of which: related to compensation and benefits	1,146	(192)	954	1,162	(228)	934
of which: related to trading assets	390	(50)	339	485	(60)	425
of which: related to investments in subsidiaries and goodwill	179	0	179	2,344	0	2,344
of which: other	653	(292)	361	1,111	(713)	398
Total deferred tax assets	19,614	(9,548)	10,066	22,474	(12,481)	9,993

Deferred tax liabilities
Goodwill and intangible assets			26			19
Other			62			32
Total deferred tax liabilities			88			51
1 Less deferred tax liabilities as applicable.

As of 31 December 2018, tax loss carry-forwards totaling USD 38,428 million (31 December 2017: USD 47,427 million) that are not recognized as DTAs were available to be offset against future taxable profits. These tax losses expire as outlined in the table below.

Unrecognized tax loss carry-forwards
USD million	31.12.18	31.12.17
Within 1 year	0	171
From 2 to 5 years	464	106
From 6 to 10 years	16,297	3,267
From 11 to 20 years	4,457	26,688
No expiry	17,210	17,195
Total	38,428	47,427

As of 31 December 2018, USD 20.0 billion of the unrecognized tax losses carried forward related to the US, USD 14.2 billion related to the UK and USD 4.2 billion related to other locations (at 31 December 2017, USD 28.6 billion related to the US, USD 14.3 billion related to the UK and USD 4.5 billion related to other locations).

In general, Swiss tax losses can be carried forward for seven years, US federal tax losses incurred before 31 December 2017 for 20 years and US federal tax losses incurred after 31 December 2017 and also UK tax losses for an unlimited period. The amounts of US tax loss carry-forwards that are included in the above table are based on their amount for federal tax purposes rather than for state and local tax purposes.

Deferred tax liabilities are recognized in respect of investments in subsidiaries, branches and associates and interests in joint arrangements, except to the extent that UBS AG can control the timing of the reversal of the associated taxable temporary difference and it is probable that it will not reverse in the foreseeable future. However, as of 31 December 2018, this exception was not considered to apply to any taxable temporary differences.